SECURITIES ACT FILE NO. 333-79083
                                       INVESTMENT COMPANY ACT FILE NO. 811-09353
================================================================================


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                    FORM N-2
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |_|
                        PRE-EFFECTIVE AMENDMENT NO. 1                      |X|
                        POST-EFFECTIVE AMENDMENT NO.                       |_|
                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|
                               AMENDMENT NO. 1                             |X|


                            ------------------------

                      SELIGMAN NEW TECHNOLOGIES FUND, INC.
             (Exact Name of Registrant as Specified in its Charter)

                     C/O J. & W. SELIGMAN & CO. INCORPORATED
                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                    (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (212) 850-1864 or toll-free (800) 221-2450

                            THOMAS G. ROSE, TREASURER
                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                            Donald R. Crawshaw, Esq.
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004
                            ------------------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.


If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. |X|


It is proposed that this filing will become effective when declared effective pursuant to section 8(c).

If appropriate, check the following box:

         |_| This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

         |_| This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is - ______.
                            ------------------------
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
================================================================================
TITLE OF SECURITIES             PROPOSED MAXIMUM           AMOUNT OF
 BEING REGISTERED           AGGREGATE OFFERING PRICE    REGISTRATION FEE
--------------------------------------------------------------------------------
Common Stock, par value
$0.01 per share                  $200,000,000              $ 55,600 (1)
================================================================================


(1)    Previously paid.


         THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.
================================================================================

                              CROSS REFERENCE SHEET
                           PARTS A AND B OF PROSPECTUS


ITEM
NO.         CAPTION                                    LOCATION IN PROSPECTUS
---         -------                                    ----------------------
1.    Outside Front Cover Page.......................  Outside Front Cover Page
2.    Inside Front and Outside
      Back Cover Page................................  Inside Front and Outside Back Cover Page
3.    Fee Table and Synopsis.........................  Summary of Fund Expenses
4.    Financial Highlights...........................  Not Applicable
5.    Plan of Distribution...........................  Outside Front Cover Page; How to Purchase Fund
                                                       Shares
6.    Selling of Shareholders........................  Not Applicable
7.    Use of Proceeds................................  Use of Proceeds
8.    General Description of the Registrant..........  Outside Front Cover Page; Investment Objective
                                                       and Principal Strategies; Risk Factors; General
                                                       Information
9.    Management.....................................  Management of the Fund
10.   Capital Stock, Long-Term Debt, and
      Other Securities...............................  Capital Stock
11.   Defaults and Arrears on Senior Securities        Not Applicable
12.   Legal Proceedings..............................  Not Applicable
13.   Table of Contents of the Statement of            Table of Contents of Statement of Additional
      Additional Information.........................  Information
14.   Cover Page.....................................  Cover Page (SAI)
15.   Table of Contents..............................  Table of Contents (SAI)
16.   General Information and History................  Appendix A (SAI)
17.   Investment Objective and Policies..............  Additional Investment Policies (SAI)
18.   Management.....................................  Directors and Officers (SAI); Investment Advisory
                                                       and Other Services (SAI)
19.   Control Persons and
      Principal Holders of Securities................  Not Applicable
20.   Investment Advisory and Other Services.........  Investment Advisory and Other Services (SAI)
21.   Brokerage Allocation and Other Practices.......  Brokerage Commissions (SAI)
22.   Tax Status.....................................  Not Applicable
23.   Financial Statements...........................  Not Applicable


RED HERRING TEXT
----------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER, SOLICITATION OR SALE IS NOT PERMITTED.

                  SUBJECT TO COMPLETION, DATED JUNE 23, 1999

                                    o Shares
                                    SELIGMAN
                           NEW TECHNOLOGIES FUND, INC.
                                  Common Stock

                                 100 Park Avenue
                            New York, New York 10017


         Seligman New Technologies Fund, Inc. is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund proposes to achieve its objective by investing at least 65% of its total assets in equity securities of U.S. and non-U.S. companies considered by the Fund's investment manager to rely significantly on technological events or advances in their product development or operations. The Fund seeks to identify and invest in companies that will provide tomorrow's technology. The Fund may invest in companies of any size, but generally expects to invest at least 65% of its assets in small and medium-sized companies. The Fund may invest up to 35% of its total assets in equity securities of privately owned technology companies that plan to conduct an initial public offering, or IPO, within a period of several months to three years. These are referred to as venture capital companies. There will be no public market for the shares of a venture capital company at the time of the Fund's investment, and there can be no assurance that a planned IPO will ever be completed. The Fund may also invest in securities of private investment funds that invest primarily in venture capital companies. INVESTMENTS IN TECHNOLOGY COMPANIES, AND IN PARTICULAR VENTURE CAPITAL COMPANIES, ARE SPECULATIVE AND POSE SPECIAL RISKS. THESE RISKS ARE MORE FULLY EXPLAINED BELOW UNDER THE HEADING "RISK FACTORS."

         The Fund's investment manager is J. & W. Seligman & Co. Incorporated.

         NO MARKET EXISTS FOR THE FUND'S SHARES. THE FUND'S SHARES WILL NOT BE LISTED ON ANY SECURITIES EXCHANGE, AND THE FUND DOES NOT ANTICIPATE THAT A SECONDARY MARKET WILL DEVELOP FOR ITS SHARES. YOU MAY NOT BE ABLE TO SELL YOUR SHARES. Because the Fund is a closed-end investment company, shares of the Fund may not be redeemed on a daily basis, and they may not be exchanged for shares of any other fund. The shares are appropriate only as a long-term investment.

         In order to provide a limited degree of liquidity to shareholders, the Fund will make quarterly offers to repurchase 5% of its outstanding shares at their net asset value. The number of shares tendered for repurchase may exceed the number that the Fund offers to repurchase. If that happens, the Fund will repurchase shares on a pro rata basis, and tendering shareholders will not have all of their tendered shares repurchased by the Fund. The Fund intends to complete its first quarterly repurchase offer in January 2000. See "Repurchase Offers."

         The Fund's shares are being offered initially by selected brokers and dealers at a price of $24.25 per share, plus a sales charge of up to $0.75 per share, for a maximum offering price of $25.00 per share. The sales charge is payable to the selected broker or dealer who arranges for a sale. Reductions in the sales charge are available for large purchases and in certain other circumstances. See "How to Purchase Fund Shares." Seligman Advisors, Inc., an affiliate of the investment manager, will pay to the selected brokers and dealers from its own resources an additional sales commission equal to an additional $0.25 per share. The total proceeds to the Fund from the initial offering are expected to be $ o million. The Fund will pay organizational and offering expenses estimated at $500,000 from the proceeds of the offering. The initial offering will terminate on July 27, 1999, unless extended by Seligman Advisors.

         If the Fund raises less than $500 million in this offering, then, not less than 30 days after the closing of the initial offering, the Fund expects to commence a continuous offering of its shares through selected brokers and dealers at a price equal to their net asset value plus a maximum sales charge of 3%. Seligman Advisors will pay to the selected brokers and dealers from its own resources an additional sales commission equal to an additional 1% for each share sold in any continuous offering. Any such continuous offering, if commenced, may be discontinued when the Fund's net assets reach $500 million, and may be discontinued at any time. The Fund may commence other continuous offerings from time to time in the future.

         The Fund will pay each selected broker or dealer that is not affiliated with the Fund or Seligman a shareholder servicing fee at an annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of such broker or dealer.


         This prospectus concisely provides the information that a prospective investor should know about the Fund before investing. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including a statement of additional information ("SAI") dated o, 1999, has been filed with the Securities and Exchange Commission. The SAI is available upon request and without charge by writing the Fund at the address above or by calling (800) 221-2450. The SAI is dated the same date as this prospectus and is incorporated by reference into this prospectus in its entirety. The table of contents of the SAI appears on page o of this prospectus. The SAI, and other information about the Fund, is also available on the SEC's website (http://www.sec.gov).

         NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. NOR HAVE THEY MADE, NOR WILL THEY MAKE, ANY DETERMINATION AS TO WHETHER ANYONE SHOULD BUY THESE SECURITIES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


         THE DATE OF THIS PROSPECTUS IS JULY |X| , 1999.

                                TABLE OF CONTENTS




                                                                        PAGE
                                                                        ----

Prospectus Summary....................................................  iii
Summary of Fund Expenses .............................................  1
Risk Factors..........................................................  2
Year 2000 ............................................................  5
Use of Proceeds ......................................................  5
Investment Objective and Principal Strategies ........................  6
Management of the Fund ...............................................  9
Repurchase Offers ....................................................  10
Calculation of Net Asset Value .......................................  12
Capital Stock ........................................................  12
Distribution Policy ..................................................  13
Taxes ................................................................  13
How to Purchase Fund Shares ..........................................  14
General Information ..................................................  15
Table of Contents of Statement of Additional Information .............  16

                               PROSPECTUS SUMMARY


THE FUND Seligman New Technologies Fund, Inc. (the "Fund") is a newly organized non-diversified, closed-end management investment company registered under the Investment Company Act of 1940. The Fund's investment manager is J. & W. Seligman & Co. Incorporated ("Seligman"). See "General Information."

INVESTMENT OBJECTIVE AND           The Fund's investment objective is to seek
   PRINCIPAL STRATEGIES            long-term capital appreciation. The Fund
                                   proposes to achieve its objective by
                                   investing at least 65% of its total assets in equity securities of U.S. and non-U.S.
                                   companies considered
                                   by Seligman to rely significantly on
                                   technological events or advances in their product development or operations. The Fund seeks to identify and invest in companies that will provide tomorrow's technology.

                                   The Fund may invest in companies of any size, but generally expects to invest at least 65% of its assets in small and medium-sized companies. The Fund may invest up to 35% of its total assets in equity securities of privately owned technology companies that plan to conduct an initial public offering, or IPO, within a period of several months to three years. These are referred to as venture capital companies. There will be no public market for the shares of a venture capital company at the time of the Fund's investment, and there can be no assurance that a planned IPO will ever be completed. The Fund may also invest up to 5% of its assets in securities of private investment funds that invest primarily in venture capital companies. See "Investment Objective and Principal Strategies."

INVESTMENT RATIONALE               The speed and magnitude of technological
                                   innovation has frequently been
                                   underestimated. The pace of technological advancement that began more than 40 years ago with the first commercialization of the computer is accelerating beyond many people's expectations. The Fund's investment manager expects this secular trend, largely driven by the ability of technology to increase productivity, to continue to evolve well into the next century.

                                   Developments in the computer industry
                                   illustrate this trend. In the 1960s and
                                   1970s, mainframe computers were the dominant technology, but they were superseded by personal computers in the 1980s and 1990s. This shift in the dominant technology resulted in significant changes in industry leaders. Some of the companies that are now at the forefront of mainstream technological innovation were in the early stages of their development less than 20 years ago. Seligman believes that there are emerging technology companies today that offer similar opportunities for appreciation.

                                   The Fund will seek to identify and invest in companies that will provide tomorrow's technology. Seligman currently believes the greatest growth potential is found in five areas of technology: Internet and new media; broadband and fiber optics; digital consumer electronics; biometric software; and wireless communications and computing. See "Investment Objective and Principal Strategies - Investment Rationale."

THE MANAGER                        J. & W. Seligman & Co. Incorporated, the
                                   manager of the Fund, has substantial
                                   experience in technology investing.

                                   The Fund is co-managed by Paul H. Wick,
                                   leader of Seligman's Technology Team, and Storm Boswick. Both are managing directors of Seligman. As of March 31, 1999, Seligman's Technology Team managed approximately $7 billion of public and private securities of technology and related companies, including the world's largest technology fund, Seligman Communications and Information Fund, Inc., and the US assets of Seligman Henderson Global Technology Fund, one of the world's largest global technology funds.

                                   With offices in both Palo Alto, the heart of Silicon Valley, and New York, the financial capital of the world, Seligman's Technology Team is able to effectively cover the broad scope of both public and private technology companies. The team conducts first-hand research on all companies considered for inclusion in the Fund. The team's research includes hundreds of on-site visits and one-on-one meetings with management to assess the quality, prospects and direction of a company.

INVESTMENT ADVISER FEES            The Fund will pay a fee to Seligman for its
                                   management services at an annual rate of 2.00% of the Fund's average daily net assets.
                                   This management fee is higher than the
                                   advisory fees paid by most U.S. investment companies. See "Management of the Fund."

BORROWING                          The Fund is authorized to borrow money in an
                                   amount up to 5% of its total assets (giving effect to the amount borrowed) in order to meet repurchase requests, for other cash management purposes and to fund the purchase of portfolio securities for a period of not longer than 30 days. The Fund may not purchase additional portfolio securities at any time that borrowings exceed 5% of its total assets. The Fund is not authorized to use borrowings for long-term financial leverage purposes.

HEDGING The Fund may use derivative instruments to hedge portfolio risks and for cash management purposes. Hedging activity may relate to a specific security or to the Fund's portfolio as a whole. The Fund may not use derivative instruments to seek increased return on its investments.

THE OFFERING                       The initial offering will terminate on July
                                   27, 1999, unless extended by Seligman
                                   Advisors. In the initial offering the Fund will not raise more than $500 million. The
                                   Fund is initially offering its shares through selected brokers and dealers. The minimum investment is $10,000. The maximum purchase price per share of $25.00 includes a sales charge equal to $0.75 per share. Reductions in the sales charge are available for large purchases and in certain other circumstances.
                                   See "How to Purchase Fund Shares." In the initial offering, Seligman will pay an additional commission to the selected brokers and dealers equal to $0.25 per share. Each selected broker or dealer will also receive a shareholder servicing fee from the Fund at the annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of such broker or dealer.

                                   If the Fund raises less than $500 million in the initial offering, then, not less than 30 days after the closing of the initial offering, the Fund may commence a continuous offering of its shares through selected brokers and dealers at a price equal to their net asset value plus a sales charge of 3%. Any such continuous offering, if commenced, may be discontinued when the Fund's total assets reach $500 million, and may be discontinued at any time. The Fund may commence other continuous offerings from time to time in the future. Seligman will pay an additional commission to the selected brokers and dealers equal to 1% of the net asset value of shares purchased during any continuous offering. See "How to Purchase Fund Shares."

DISTRIBUTION POLICY                The Fund will pay dividends on the shares
                                   annually in amounts representing
                                   substantially all of the net investment
                                   income, if any, earned each year. It is
                                   likely that many of the companies in which the Fund invests will not pay any dividends, and this, together with the Fund's relatively high expenses, means that the Fund is unlikely to have income or pay dividends.

                                   The Fund will pay substantially all of any taxable net capital gain realized on investments to shareholders at least annually.

                                   An automatic reinvestment plan is available for any holder of the Fund's common stock who wishes to purchase additional shares using dividends and/or capital gain distributions paid by the Fund. Shares will be issued under the plan at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment.

UNLISTED CLOSED-END STRUCTURE;     The Fund has been organized as a closed-end
LIMITED LIQUIDITY                  management investment company. Closed-end
                                   funds differ from open-end management
                                   investment companies (commonly known as
                                   mutual funds) in that shareholders of a
                                   closed-end fund do not have the right to redeem their shares on a daily basis. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent regulatory limitations than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its assets in illiquid securities. The
                                   Fund believes that unique investment
                                   opportunities exist in the market for venture capital technology companies and in private funds that invest in venture capital technology companies. However, these venture capital investments are often illiquid, and an open-end fund's ability to make such investments is limited. For this reason the Fund has been organized as a closed-end fund.

                                   The Fund's shares will not be listed on any securities exchange and does not expect any secondary market to develop for its shares. YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES ON A DAILY BASIS BECAUSE THE FUND IS A CLOSED-END FUND. Shares of the Fund may not be exchanged for shares of any other fund. As described below, however, in order to provide a limited degree of liquidity, the Fund will conduct quarterly repurchase offers for 5% of its outstanding shares. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares.

QUARTERLY REPURCHASE OFFERS        In order to provide a limited degree of
                                   liquidity to shareholders, the Fund will conduct quarterly repurchase offers. The Fund intends to commence the first repurchase offer in December 1999 and to complete it in January 2000. In each repurchase offer, the Fund will offer to repurchase 5% of its outstanding shares at their net asset value.
                                   The Fund may offer to repurchase more than 5% of its shares in any quarter with the approval of the board of directors. If the number of shares tendered for repurchase exceeds the number the Fund intends to repurchase, the Fund will repurchase shares on a pro-rata basis, and tendering shareholders will not have all of their tendered shares repurchased by the Fund. See
                                   "Repurchase Offers."

RISK FACTORS                       An investment in the Fund involves a high
                                   degree of risk. These include the risks of:

                                   o   investing in shares of an unlisted
                                       closed-end fund with limited liquidity

                                   o   investing in the technology and related
                                       industries

                                   o   concentration in a small number of
                                       industry sectors and maintaining a
                                       "non-diversified" portfolio

                                   o   investing in small companies

                                   o   investing in venture capital companies
                                       and venture capital funds

                                   o investing in securities that are illiquid and volatile

                                   o   investing in securities of non-U.S.
                                       issuers


                                   See "Risk Factors."

                            SUMMARY OF FUND EXPENSES


         The following table illustrates the expenses and fees that the Fund expects to incur and that shareholders can expect to bear.



SHAREHOLDER TRANSACTION EXPENSES
    Sales load (as a percentage of offering price).....................      3%
    Automatic reinvestment plan fees...................................    none
    MAXIMUM REDEMPTION FEE ............................................    none


ANNUAL EXPENSES (as a percentage of net assets attributable to common shares)
    Management fees....................................................   2.00%
    Shareholder servicing fees.........................................   0.50%
    Other expenses.....................................................   0.50%
                                                                          -----
    Total annual expenses..............................................   3.00%
                                                                          ====



         The purpose of the table above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a shareholder of the Fund. The annual "Other expenses" shown above are estimated, based on net assets of the Fund of $200 million at the closing of the initial public offering and organizational and offering expenses payable by the Fund estimated to be $500,000. For a more complete description of the various costs and expenses, see "Management of the Fund."



EXAMPLE                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------                                              ------     -------     -------     --------
You would pay the following expenses on a $1,000      $59         $120      $183         $352
investment, assuming a 5% annual return:



         THE EXAMPLE DOES NOT PRESENT ACTUAL EXPENSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

                                  RISK FACTORS



         Stock prices fluctuate. Apart from the specific risks identified below, the Fund's investments may be negatively affected by the broad investment environment in the US and international securities markets, which investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investments and could lose money.


NEWLY ORGANIZED FUND

         The Fund is a newly organized investment company with no previous operating history. Although Seligman and the Fund's portfolio manager have considerable experience managing other funds with investment objectives similar to the Fund's, the Fund may not succeed in meeting its objective, and the Fund's net asset value may decrease.


UNLISTED CLOSED-END FUND; LIMITED LIQUIDITY

         The Fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The Fund does not intend to list its shares for trading on any national securities exchange. There is no secondary trading market for Fund shares, and none is expected to develop. The Fund's shares are therefore not readily marketable. Unlike shares of some open-end mutual funds, shares of the Fund may not be exchanged for shares of any other fund. Although the Fund, as a fundamental policy, will make quarterly repurchase offers for 5% (or more, at the discretion of the board of directors) of its outstanding common shares at net asset value, the Fund's shares are less liquid than shares of funds that trade on a stock exchange. Also, because the common stock will not be listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of shareholders.


REPURCHASE OFFERS

         The Fund will offer to purchase only a small portion of its shares each quarter, and there is no guarantee that you will be able to sell all of your Fund shares that you desire to sell. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder. The potential for pro-ration may cause some investors to tender more shares for repurchase than they wish to have repurchased. Moreover, the Fund's repurchase policy may have the effect of decreasing the size of the Fund. This may force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

INVESTMENT IN THE TECHNOLOGY INDUSTRY


         The Fund plans to invest primarily in the stock of technology companies. The value of the Fund's shares may be susceptible to factors affecting technology and technology-related industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. The specific risks faced by technology companies include:


         o rapidly changing technologies and products that may quickly become obsolete
         o exposure to a high degree of government regulation, making these companies susceptible to changes in government policy and failures to secure regulatory approvals
         o cyclical patterns in information technology spending which may result in inventory write-offs
         o scarcity of management, engineering and marketing personnel with appropriate technological training
         o   the possibility of lawsuits related to technological patents
         o changing investor sentiments and preferences with regard to technology sector investments (which are generally perceived as risky)

INVESTMENTS IN SMALL COMPANIES


         The Fund plans to invest primarily in the stock of small and medium-sized companies. These investments may present greater opportunity for growth, but there are specific risks associated with investments in small companies, which include:

         o poor corporate performance due to less experienced management, limited product lines, undeveloped markets and/or limited financial resources
         o due to shorter operating histories, less publicly available information and little or no research by the investment community
         o   reduced or zero liquidity due to small market capitalization and absence of exchange listing or dealers willing to make a market
         o   increased share price volatility due to the fact that, in periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies
         o reliance, in many cases, on one or two key individuals for management


         The Fund may invest a substantial portion of its assets in securities of unseasoned venture capital companies, which present additional risks. These companies represent highly speculative investments by the Fund, and the Fund may lose all or part of its entire investment if these companies fail or their product lines fail to achieve an adequate level of market recognition. Some companies may depend upon managerial assistance provided by their investors. The Fund does not intend to provide any such managerial assistance, and the value of its investments may therefore depend upon the quality of managerial assistance provided by other investors.

         The Fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the Fund invests. Changes in the Fund's net asset value may be more pronounced and more rapid than with other funds because of the Fund's emphasis on small companies and on venture capital companies that are not publicly traded. The Fund's net asset value per share may change materially between the date a repurchase offer is mailed and the due date for tendering shares, and it may also change materially shortly after a repurchase is completed.

CONCENTRATION; NON-DIVERSIFIED STATUS

         Where your portfolio is concentrated in securities of a small number of companies or in securities of companies in single industry, the risk of any investment decision is increased. The assets of the Fund will consist almost entirely of companies within or related to various sectors of the technology industry. Seligman will seek to reduce the company-specific risk, as opposed to sector-specific risk, of the Fund's portfolio by investing in more than one company in a particular sector, but this may not always be practicable.

         The Fund is classified as a "non-diversified" management investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a "diversified" management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a "diversified" fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the net asset value of the Fund's shares.


INVESTMENTS IN VENTURE CAPITAL FUNDS

         Venture capital funds involve all the risks of investing in small companies described in this prospectus, plus certain additional risks. In particular, the Fund must rely upon the judgment of the general partner or other manager of a venture capital fund in selecting the companies in which the venture capital fund invests and in deciding when to sell its investments. A venture capital fund may employ a high degree of leverage, which can magnify any losses incurred by its investors, including the Fund. A venture capital fund may also be required to pay management fees and/or performance fees to its general partner or manager, which can reduce the return to investors, including the Fund. The Fund may also pay certain costs of evaluating each venture capital investment, including fees of outside legal counsel, which may reduce the Fund's return. Investments in venture capital funds may be highly illiquid. The Fund may not be able to dispose of a venture capital holding when it wishes to, or may be able to do so only at a disadvantageous price.

INVESTMENTS IN FOREIGN SECURITIES


         The Fund plans to invest in the securities of foreign technology companies. Investments in foreign securities face specific risks, which include:


         o unfavorable changes in currency rates and exchange control regulations

         o restrictions on, and costs associated with, the exchange of currencies and the repatriation of capital invested abroad
         o   reduced availability of information regarding foreign companies
         o foreign companies may be subject to different accounting, auditing and financial standards and to less stringent reporting standards and requirements
         o reduced liquidity as a result of inadequate trading volume and government-imposed trading restrictions
         o the difficulty in obtaining or enforcing a judgment abroad o increased market risk due to regional economic and political instability o increased brokerage commissions and custody fees o securities markets which are subject to a lesser degree of supervision and regulation by competent authorities
         o   foreign withholding taxes
         o   the threat of nationalization and expropriation


BORROWING

         The Fund is authorized to borrow money in an amount up to 5% of its total assets (giving effect to the amount borrowed) in order to meet repurchase requests, for other cash management purposes and to fund the purchase of portfolio securities for a period of not longer than 30 days. The Fund may not purchase additional portfolio securities at any time that borrowings exceed 5% of its total assets. The Fund is not authorized to use borrowings for long-term financial leverage purposes. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the holders of the Fund's shares, and the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the payment of dividends (if any) to holders of shares. Interest payments and fees incurred in connection with borrowings will increase the Fund's expense ratio and will reduce any income the Fund otherwise has available for the payment of dividends.


USE OF DERIVATIVES FOR HEDGING PURPOSES

         The Fund intends to use derivative instruments to hedge portfolio risk and for cash management purposes. Investing in derivative investments involves numerous risks. For example,

         o The underlying investment or security might not perform in the manner that Seligman expects it to perform. This could make the effort to hedge unsuccessful.
         o The company issuing the instrument may be unable to pay the amount due on the maturity of the instrument.
         o Certain derivative investments held by the Fund may trade only in the over-the-counter markets or not at all, and can be illiquid.
         o Derivatives may change rapidly in value because of their inherent leverage.

All of this can mean that the Fund's net asset value may change more often and to a greater degree than it otherwise would.

RESTRICTED AND ILLIQUID SECURITIES


         The Fund intends to invest a substantial portion of its assets in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933 or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.


         Restricted and other illiquid investments involve the risk that the securities will not be able to be sold at the time desired by Seligman or at prices approximating the value at which the Fund is carrying the securities on its books.


                                    YEAR 2000

         As the millennium approaches, investment companies, financial and business organizations, and individuals could be adversely affected if their computer systems do not properly process and calculate date-related information and data on and after January 1, 2000. Like other investment companies, the Fund relies upon service providers and their computer systems for its day-to-day operations. Many of the Fund's service providers in turn depend upon the computer systems of their vendors. Seligman and the Fund's shareholder service agent, Seligman Data Corp. ("SDC"), have established a year 2000 project team. The team's purpose is to assess the state of readiness of Seligman and SDC and the Fund's other service providers and vendors. The team is comprised of several information technology and business professionals as well as outside consultants. The project manager of the team reports directly to the administrative committee of Seligman. The project manager and other members of the team also report to the board of directors of the Fund and its audit committee.


         The team has identified the service providers and vendors who furnish critical services or software systems to the Fund, including securities firms that execute portfolio transactions for the Fund and firms responsible for shareholder account recordkeeping. The team is working with these critical service providers and vendors to evaluate the impact year 2000 issues may have on their ability to provide uninterrupted services to the Fund. The team will assess the feasibility of their year 2000 plans. The team continues to update its year 2000 contingency plans -- recovery efforts the team will employ in the event that year 2000 issues adversely affect the Fund.


         The Fund anticipates that the team will implement all significant components of the team's year 2000 plans by mid-1999, including appropriate testing of critical systems and receipt of satisfactory assurances from critical service providers and vendors regarding their year 2000 compliance. The Fund believes that the critical systems on which it relies will function properly on and after the year 2000, but this is not guaranteed. If these systems do not function properly, or the Fund's critical service providers are not successful in implementing their year 2000 plans, the Fund's operations may be adversely affected, including pricing, securities trading and settlement, and the provision of shareholder services.


         In addition, the Fund may hold securities of issuers whose underlying business leaves them susceptible to year 2000 issues. The Fund may also hold securities issued by governmental or quasi-governmental issuers, which, like other organizations, are also susceptible to year 2000 concerns. Year 2000 issues may affect an issuer's operations, creditworthiness and ability to make timely payment on any indebtedness and could have an adverse impact on the value of its securities. If the Fund holds these securities, the Fund's performance could be negatively affected. Seligman seeks to identify an issuer's state of year 2000 readiness as part of the research it employs. However, the perception of an issuer's year 2000 preparedness is only one of the many factors considered in determining whether to buy, sell, or continue to hold a security. Information provided by issuers concerning their state of readiness may or may not be accurate or readily available. Further, the Fund may be adversely affected if the exchanges, markets, depositories, clearing agencies, or government or third parties responsible for infrastructure needs do not address their year 2000 issues in a satisfactory manner. The Fund may invest in securities of non-US issuers. It may be more difficult to assess the preparedness of such issuers for year 2000 than it is in the case of US issuers because there may be less information available about their systems and about procedures they have followed to address technical problems. In addition, non-US issuers may be dependent upon foreign governments and governmental agencies for essential services that may be disrupted if those governments and agencies are not themselves prepared for year 2000. Such disruptions could have an adverse effect on the business of non-US issuers and thus on the value of their securities.

         SDC has informed the Fund that it does not expect the cost of its services to increase materially as a result of the modifications to its computer systems necessary to prepare for the year 2000. The Fund will not pay to remediate the systems of Seligman or directly bear the costs to remediate the systems of any other service provider or vendor, other than SDC.


                                 USE OF PROCEEDS


         The net proceeds of the initial offering are estimated to be $ o after payment of underwriting discounts and commissions, and organizational and offering expenses estimated to be $500,000 payable by the Fund. The net proceeds of this offering will be invested in accordance with the Fund's investment objective and principal strategies as soon as practicable after the closing of this offering. Seligman expects the Fund will be fully invested within one year. This lengthy investment period reflects the fact that: (i) the Fund plans to spend considerable time researching prospective investments; and (ii) the companies in which the Fund plans to invest will be primarily small to medium-sized technology and technology-related companies which may have limited amounts of outstanding securities available for purchase. The Fund plans to minimize the positive impact its purchases of securities will have on the price of these securities by purchasing the securities over a period of time. Pending the full investment of the proceeds of the offering in technology and technology-related stocks, the proceeds of the offering will be invested in short-term, high quality debt securities. Organizational expenses will be borne by investors in the initial offering; investors in any subsequent continuous offering will not bear any organizational expenses.




                  INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

LONG-TERM CAPITAL APPRECIATION

         The Fund's investment objective is to seek long-term capital appreciation. Income is not an objective. There can be no assurance that the Fund will achieve its investment objective.


INVESTMENT IN EQUITY SECURITIES OF TECHNOLOGY COMPANIES

         The Fund proposes to achieve its objective by investing at least 65% of its total assets in equity securities of U.S. and non-U.S. companies considered by the Fund's investment manager to rely significantly on technological events or advances in their product development or operations. The companies in which the Fund plans to invest may operate in any of the following or similar fields: computer software, computer services, computer hardware, semiconductors, communications and telecommunications, the Internet, consumer electronics, biomedics and pharmaceuticals. The Fund may invest in companies of any size, but generally expects to invest at least 65% of its assets in small and medium-sized companies. In current market conditions, the Fund considers small and medium-sized companies to be those with market capitalizations, at time of purchase by the Fund, of a little as $10 million and as much as $10 billion. The Fund's definition of small and medium-sized companies may be changed in light of market developments.

         The Fund anticipates that it will invest primarily in common stocks. The Fund may also invest in securities convertible into or exchangeable for common stocks, rights and warrants to purchase common stocks and depository receipts representing an ownership interest in equity securities. The Fund considers all of these securities equity securities for purposes of its investment strategies. The Fund may also invest in debt securities or preferred stocks believed to provide opportunities for capital gain.

         The Fund may invest up to 35% of its total assets in equity securities of privately owned technology companies that plan to conduct an initial public offering, or IPO, within a period of several months to three years. These are referred to as venture capital companies. There will be no public market for the shares of a venture capital company at the time of the Fund's investment, and there can be no assurance that a planned

IPO will be completed. The Fund expects to invest in venture capital companies that it determines to be in the "late-stage" or "pre-IPO" stage of development. The Fund considers a company to be in the late stage if it has a developed infrastructure and has commenced earning revenues. The Fund expects that late-stage companies will undertake an initial public offering within a period of one to three years. A pre-IPO company is somewhat more developed than a late-stage company. The Fund expects to be able to acquire equity securities of pre-IPO companies in private placements within a year prior to their planned initial public offerings. Late-stage and pre-IPO companies will typically have small market capitalizations and limited or no liquidity; even after an initial public offering, liquidity may be limited and the Fund may be subject to contractual limitations on its ability to sell shares. Of the Fund's venture capital investments, up to 5% of the Fund's total assets may be invested in securities of investment funds that invest primarily in venture capital companies. These investments may involve relatively high fees (the Fund will be indirectly paying fees to the manager of such investment funds and to Seligman on the same assets) and a high degree of risk. See "Risk Factors - Venture Capital Funds."


         The Fund may invest in securities of non-U.S. issuers. The Fund may invest directly in foreign securities or it may invest through depositary receipts, which are certificates issued by a bank or other financial institution that evidence the right to receive the underlying foreign security. Investments in non-US securities involve certain risks in addition to those of technology companies generally. These risks are discussed under "Risk Factors." The Fund may not invest more than 25% of its total assets in non-US securities, but this limit does not apply to investments in depositary receipts.


INVESTMENT RATIONALE

         The speed and magnitude of technological innovation has frequently been underestimated. The pace of technological advancement that began more than 40 years ago with the first commercialization of the computer is accelerating beyond many people's expectations. Seligman expects this secular trend, largely driven by the ability of technology to increase productivity, to continue to evolve well into the next century.

         Developments in the computer industry illustrate this trend. In the 1960s and 1970s, mainframe computers were the dominant technology, but they were superseded by personal computers in the 1980s and 1990s. This shift in the dominant technology resulted in significant changes in industry leaders. Some of the companies that are now at the forefront of mainstream technological innovation were in the early stages of their development less than 20 years ago. Seligman believes that there are emerging technology companies today that offer similar opportunities for appreciation.

         The Fund seeks to identify and invest in companies that will provide tomorrow's technology. Seligman currently believes the greatest growth potential is found in five areas of technology:

         o Internet and new media. Seligman believes the Internet has the potential to revolutionize the way people and businesses communicate and interact. Currently the Internet is widely used only in the United States and Western Europe. Seligman believes the Internet will continue to expand until it is a global phenomenon.

         o Broadband and fiber optics. Computer processing power currently exceeds the transmission capacity of the networks that connect computers. Seligman believes substantial investment will be required in broadband and fiber optic technology in order to improve the speed of data transmission.

         o Digital consumer electronics. Consumer electronics are becoming increasingly digital to permit the rapid transmission of data. Digital technology is becoming less expensive than analog and other earlier technologies, which Seligman believes should result a deeper penetration of digital products in the marketplace.

         o Biometric software. Seligman believes that the ability for the human body to interact with a computer or a communications device has far-reaching implications. Heightened security may be made possible as fingerprints and cornea scans can be used as identification. Doctors may be able to use this technology to interact with and monitor patients from remote locations.

         o Wireless communications and computing. Hand-held devices and cellular phones enable workers to remain effective when they are away from their desk-top computers. Wireless communications and computing has the potential for productivity enhancement for businesses and lifestyle enhancement for consumers.

HEDGING

         The Fund may seek to hedge portfolio risk through the use of financial instruments known as derivatives. A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (such as interest rates or currency exchange rates), security, commodity or other asset. The Fund will use a specific type of derivative only after consideration of, among other things, how the derivative instrument serves the Fund's investment objective and the risk associated with the instrument. The Fund may use derivatives only for the purposes of hedging portfolio risk and cash management.

         The Fund may buy or sell put or call options on transferable securities if these options are traded on options exchanges or over-the-counter markets with broker-dealers that are reputable financial institutions that specialize in these types of transactions, that make markets in these options, or are participants in over-the-counter markets. A put option gives the purchaser of the option the right to sell, and obligates the writer of the put option to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to the call option to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option.


         Seligman will consider changes in foreign currency exchange rates in making investment decisions about non-US securities. As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or to sell US dollars or non-US currencies at a future date). A forward contract may help reduce the Fund's losses on securities denominated in a currency other than US dollars, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the US dollar.


INVESTMENT CONCENTRATION

         As a non-diversified investment company, the Fund faces few regulatory restrictions on the proportion of its total assets it may invest in the securities of any one company, or on the proportion of its total assets it allocates to control interests in companies. However, the Fund does not intend to invest more than 25% of its total assets in the securities of any one company. Similarly, the Fund does not intend to invest more than 25% of its total assets in controlling interests of companies. Market fluctuations could cause these limits to be exceeded.


BORROWING; USE OF LEVERAGE

         The Fund is authorized to borrow money in an amount up to 5% of its total assets (giving effect to the amount borrowed) in order to meet repurchase requests, for other cash management purposes and to fund the purchase of portfolio securities for a period of not longer than 30 days. The Fund may not purchase additional portfolio securities at any time that borrowings exceed 5% of its total assets. The Fund is not authorized to use borrowings for long-term financial leverage purposes. Borrowing by the Fund involves certain risks for shareholders. See "Risk Factors - Borrowing."


INVESTMENT DECISIONS BASED UPON EXTENSIVE FIRM-LEVEL RESEARCH

         The Fund will use a bottom-up stock selection approach. This means that Seligman will extensively research specific companies in the technology and technology-related industries to find those companies that Seligman believes offer the greatest prospects for future growth. In selecting individual securities, Seligman will look for companies that it believes display or are expected to display:

         o   robust growth prospects
         o   high profit margins or return on capital
         o attractive valuation relative to expected earnings or cash flow o quality management o unique competitive advantages

CIRCUMSTANCES IN WHICH THE FUND WILL SELL A SECURITY


         While it is the policy of the Fund to hold securities for investment, the Fund will consider selling securities of a company if Seligman's target price for the security has been reached or if Seligman believes that:


         o   the company's earnings are disappointing,

         o   the company's revenue growth has slowed, or

         o   the company's underlying fundamentals have deteriorated.


The Fund may also be forced to sell securities to meet its quarterly share repurchase obligation. As a result, the annual portfolio turnover of the Fund may exceed 100%. A high portfolio turnover rate will increase the Fund's expenses. On the other hand, the Fund may invest a significant portion of its assets in venture capital securities having very little liquidity. The Fund may be forced to retain such assets even in circumstances where the Fund's investment policies indicate the assets should be sold. See "Risk Factors - Restricted and Illiquid Securities."


DEFENSIVE MEASURES

         The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its investment objective.

THE FUND MAY CHANGE ITS INVESTMENT STRATEGIES

         The Fund may change any of the investment strategies outlined above, and may change the definition of small and medium-sized companies, if the Fund's board of directors believes doing so is consistent with the Fund's investment objective of long-term capital appreciation. The Fund's investment objective is a fundamental policy and may not be changed without the approval of shareholders.


                             MANAGEMENT OF THE FUND

         The board of directors provides broad supervision over the affairs of the Fund.

         J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, New York, 10017, is the manager of the Fund. Seligman is responsible for the Fund's investments and administers the Fund's business and other affairs.


         Seligman has substantial experience in technology investing. Established in 1864, Seligman currently serves as manager to 19 US registered investment companies, which offer more than 50 investment portfolios with approximately $21.8 billion in aggregate assets as of March 31, 1999. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 1999 of approximately $8.8 billion.

         The Fund will pay a fee to Seligman for its management services at an annual rate of 2% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. This management fee is higher than the advisory fees paid by most U.S. investment companies.

PORTFOLIO MANAGEMENT

         The Fund is managed by Seligman's Technology Team, and Mr. Paul H. Wick and Mr. Storm Boswick are responsible for directing the investments of the Fund. As of March 31, 1999, Seligman's Technology Team managed approximately $7 billion of public and private securities of technology and related companies, including the world's largest technology fund, Seligman Communications and Information Fund, Inc., and the US assets of Seligman Henderson Global Technology Fund, one of the world's largest global technology funds.

         With offices in both Palo Alto, the heart of Silicon Valley, and New York, the financial capital of the world, Seligman's Technology Team is able to effectively cover the broad scope of both public and private technology companies in the world's largest technology market. The team conducts first-hand research on all companies considered for inclusion in the Fund. The team's research includes hundreds of on-site visits and one-on-one meetings with management to assess the quality, prospects and direction of a company.


         Mr. Wick is a Vice President of the Fund and has been a Managing Director of Seligman since January 1995 and a Director of Seligman since November 1997. He was formerly a Vice President, Investment Officer of Seligman from April 1993 to November 1997. Mr. Wick joined Seligman in 1987 as an Associate, Investment Research. He has been Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. Mr. Wick is a Vice President of Seligman Henderson Global Fund Series, Inc., for which he has acted as Co-Portfolio Manager of the Global Technology Fund since May 1994. Mr. Wick is also Vice President of Seligman Portfolios, Inc. for which he acts as Portfolio Manager of its Seligman Communications and Information Portfolio and Co-Portfolio Manager of its Seligman Henderson Global Technology Portfolio.

         Mr. Boswick is also a Vice President of the Fund and has been a Managing Director of Seligman since January 1999. He was formerly a Vice President, Investment Officer of Seligman from January 1997 to December 1998. Mr. Boswick joined Seligman in June 1996 as an Associate, Investment Research. Prior to joining Seligman, Mr. Boswick was a Financial Analyst, Investment Research, with Goldman, Sachs & Co. from February 1994 to May 1996.

EXPENSES OF THE FUND


         The Fund pays a management fee to Seligman plus all its expenses other than those assumed by Seligman. These include the shareholder servicing fee, brokerage commissions, interest on any borrowings by the Fund, fees and expenses of outside legal counsel (including fees and expenses associated with review of documentation for prospective venture capital investments by the Fund) and independent auditors, taxes and governmental fees, custody, expenses of printing and distributing prospectuses, reports, notices and proxy material, expenses of printing and filing reports and other documents with government agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements, fees and expenses of directors of the Fund not employed by Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.



                                REPURCHASE OFFERS

         The Fund expects that a substantial portion of its investments will be illiquid and does not intend to maintain a significant cash position. For this reason, the Fund is structured as a closed-end fund, which means that you will not have the right to redeem your shares on a daily basis. In addition, the Fund does not expect any trading market to develop for its shares. As a result, if you invest in the Fund you will have limited opportunity to sell your shares.


         To provide you with a degree of liquidity, and the ability to receive net asset value on a disposition of your shares, the Fund will make quarterly offers to repurchase its shares. The repurchase offers will be limited to a specified percentage of the Fund's outstanding shares. Shares will be repurchased at their net asset value. The Fund intends to commence the first quarterly repurchase offer in December 1999 and to complete it in January 2000. The quarterly offers will be made pursuant to a fundamental policy of the Fund that may be changed only with the approval of the Fund's shareholders.


THE FUND WILL OFFER TO REPURCHASE 5% OF ITS OUTSTANDING SHARES EACH QUARTER

         Each quarter, the Fund will offer to repurchase 5% of the number of shares outstanding on the date repurchase requests are due. The Fund's board of directors may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due.


         The Fund intends to commence the first quarterly repurchase offer in December 1999 and to complete it in January 2000. Thereafter, quarterly repurchase offers will commence each March, June, September and December and will be completed in the following month.

         When a repurchase offer commences, the Fund will send shareholders a notification of the offer, which will specify, among other things:

         o the percentage of shares that the Fund is offering to repurchase. This will ordinarily be 5%.
         o the date on which the a shareholder's repurchase request is due. This will ordinarily be the second Friday of the following month.
         o the date that will be used to determine the Fund's net asset value applicable to the share repurchase. This is generally expected to be the day on which requests are due.
         o the date by which shareholders will receive the proceeds from their share sales.
         o the net asset value of the common stock of the Fund no more than seven days prior to the date of the notification.

         The Fund intends to send this notification approximately 30 days before the due date for the repurchase request. In no event will the notification be sent less than 21 or more than 42 days in advance. Your shares of the Fund must be held through a selected broker or dealer. Certificated shares will not be available, and you will not be able to receive repurchase offers directly from the Fund. Your selected broker or dealer may require additional time to mail the repurchase offer to you, to process your request, and to credit your account with the proceeds of any repurchased shares.


         THE DUE DATE FOR REPURCHASE REQUESTS IS A DEADLINE THAT WILL BE STRICTLY OBSERVED. If you or your intermediary fail to submit repurchase requests in good order by the due date, you will be unable to liquidate your shares until a subsequent quarter, and you will have to resubmit your request in that quarter. You may, however, withdraw or change your repurchase request at any point before the due date.

THE FUND'S FUNDAMENTAL POLICIES WITH RESPECT TO SHARE REPURCHASES

         The Fund has adopted the following fundamental policies in relation to its share repurchases which may only be changed by a majority vote of the outstanding voting securities of the Fund:


         o as stated above, the Fund will make share repurchase offers every three months, pursuant to Rule 23c-3 under the 1940 Act, as it may be amended from time to time, commencing December 1999;
         o 5% of the Fund's outstanding common stock will be subject to the repurchase offer, unless the board of directors establishes a different percentage, which must be between 5% and 25%;
         o the repurchase request due dates will be the second Friday of each January, April, July and October (or the preceding business day if that day is a holiday); and
         o there will be a maximum 14 day period between the due date for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.


PRO RATA PURCHASES OF SHARES IN THE EVENT OF AN OVERSUBSCRIBED REPURCHASE OFFER

         There is no minimum number of shares that must be tendered before the Fund will honor repurchase requests. However, the percentage determined by the board of directors for each repurchase offer will set a maximum number of shares that may be purchased by the Fund. In the event a repurchase offer by the Fund is oversubscribed, the Fund may, but is not required to, repurchase additional shares, but only up to a maximum amount of two percent of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis.


         If pro-ration is necessary, the Fund will send a notice of pro-ration to selected brokers and dealers on the business day following the due date. The number of shares each investor asked to have repurchased will be reduced by the same percentage. If any shares that you wish to have repurchased by the Fund are not repurchased because of pro-ration, you will have to wait until the next repurchase offer, and your repurchase request will not be given any priority over other investors' requests. Thus, there is a risk that the Fund may not purchase all of the shares you wish to sell in a given quarter or in any subsequent quarter. THERE IS NO ASSURANCE THAT YOU WILL BE ABLE TO SELL AS MANY OF YOUR SHARES AS YOU DESIRE TO SELL.


         The Fund may suspend or postpone a repurchase offer in limited circumstances, but only with the approval of a majority of the board of directors, including a majority of independent directors.


DETERMINATION OF REPURCHASE PRICE

         The repurchase price payable in respect of a repurchased share will be equal to the share's net asset value on the date specified in the notice. The Fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the Fund invests. Changes in the Fund's net asset value may be more pronounced and more rapid than with other funds because of the Fund's emphasis on small companies and venture capital companies that are not publicly traded. The Fund's net asset value per share may change materially between the date a repurchase offer is mailed and the due date, and it may also change materially shortly after a repurchase is completed. The method by which the Fund calculates net asset value is discussed under the caption "Calculation of Net Asset Value."


PAYMENT

         The Fund expects to distribute payment for repurchased shares on the next business day after the net asset value determination date. In any event, the Fund will pay repurchase proceeds no later than 7 days after the date on which net asset value for the repurchased shares is determined.

IMPACT OF REPURCHASE POLICIES ON THE LIQUIDITY OF THE FUND


         From the time the Fund distributes each repurchase offer notification until the date on which the net asset value for that repurchase is determined, the Fund must maintain liquid assets at least equal to the percentage of its shares subject to the repurchase offer. For this purpose, liquid assets means assets that may be disposed of in the ordinary course of business at approximately the price at which they are valued or which mature by the repurchase payment date. The Fund is also permitted to borrow money to meet repurchase requests. Borrowing by the Fund involves certain risks for shareholders. See "Risk Factors - Borrowing."

IN-KIND REPURCHASES

         Under normal conditions, the Fund intends to repurchase its shares for cash. However, the Fund reserves the right to pay for all or a portion of its repurchased shares with an in-kind distribution of a portion of its portfolio securities.

CONSEQUENCES OF REPURCHASE OFFERS

         The Fund believes that repurchase offers will generally be beneficial to the Fund's shareholders, and will generally be funded from available cash or sales of portfolio securities. However, if the Fund borrows to finance repurchases, interest on that borrowing will increase the Fund's expenses and will reduce any net investment income. To the extent the Fund finances repurchase proceeds by selling Fund investments, the Fund will hold a larger proportion of its total assets in highly liquid securities. From time to time commencing at least 30 days after the closing of this offering, the Fund may offer new shares continuously, which may alleviate these potential consequences, but there is no assurance that the Fund will be able to secure new investments or raise new cash.


         Repurchase offers provide shareholders with the opportunity to dispose of shares at net asset value. The Fund does not anticipate that a secondary market will develop, but in the event that a secondary market were to develop, it is possible that shares would trade in that market at a discount to net asset value. The existence of periodic repurchase offers at net asset value may not alleviate such discount.


         Repurchase of the Fund's shares will tend to reduce the number of outstanding shares and, depending upon the Fund's investment performance and its ability to sell additional shares in a continuous offering, its net assets. A reduction in the Fund's net assets will tend to increase the Fund's expense ratio.


         In addition, the repurchase of shares by the Fund will be a taxable event to shareholders. For a discussion of these tax consequences, see "Taxes."

                         CALCULATION OF NET ASSET VALUE


         The Fund will compute its net asset value on each business day as of the close of regular business of the New York Stock Exchange, which is currently 4:00 p.m. New York time. Securities owned by the Fund are valued at current market prices. If reliable market prices are unavailable (e.g., in the case of the Fund's venture capital investments), securities are valued in accordance with procedures approved by the Fund's board of directors. Venture capital investments will be valued at cost unless Seligman determines, pursuant to the Fund's valuation procedures, that such a valuation is no longer fair or appropriate. Examples of cases where cost may no longer appropriate include sales of similar securities to third parties at different prices, or if a venture capital company in which the Fund has an investment undertakes an initial public offering. In such situations, the Fund's investment will be revalued in a manner that Seligman, following procedures approved by the Board, determines best reflects its fair value. When the Fund holds securities of a class that has been sold to the public, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale. All such determinations by Seligman are subject to ratification by the board of directors. Expenses of the Fund, including Seligman's investment management fee and the costs of any borrowings, are accrued daily and taken into account for the purpose of determining net asset value.


         The net asset value per share is computed by dividing (i) the net asset value of the Fund by (ii) the number of shares then outstanding. The net asset value per share will be rounded up or down to the nearest cent. You may obtain the Fund's daily net asset value per share by calling (800) 622-4597 or by visiting Seligman's Internet website (http://www.seligman.com). The Fund also intends to publish its net asset value once weekly in various financial periodicals.

                                  CAPITAL STOCK

         The Fund is authorized to issue 100 million shares of capital stock, all of one class called common stock, $0.01 par value. The board of directors is authorized to classify and reclassify any unissued shares of capital stock from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemptions of such shares. The board of directors is also authorized to increase or decrease the number of shares the Fund is authorized to issue.


         The common stock is entitled to one vote per share at all meetings of shareholders. The Fund does not intend to hold annual meetings of shareholders. Common shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. Common shareholders are entitled to receive dividends only if and to the extent declared by the board of directors and only after the board has made provision for working capital and reserves as it in its sole discretion deems advisable. Common stock is not available in certificated form, and shares must be held through a selected broker or dealer.


         In general, any action requiring a vote of the holders of the common stock of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the aggregate number of the votes entitled to vote thereon. Any change in the Fund's fundamental policies may also be authorized by the vote of two-thirds of the votes present at a shareholders' meeting if the holders of a majority of the aggregate number of votes entitled to vote are present or represented by proxy. The Fund's charter requires the affirmative vote of two-thirds of the aggregate number of votes entitled to be cast to authorize any of the following actions: (i) the dissolution of the Fund; (ii) a merger or consolidation of the Fund in which the Fund is not the surviving corporation; (iii) the sale of all or substantially all of the assets of the Fund; or (iv) any amendment of the charter of the Fund which makes the Fund's common stock a redeemable security (as such term is defined in the 1940 Act) or reduces the two-thirds vote required to authorize the actions listed in this paragraph. This could have the effect of delaying, deferring or preventing changes in control of the Fund.

         In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, the common shareholders are entitled to share ratably in all the remaining assets of the Fund.



                               DISTRIBUTION POLICY


         Dividends will be paid annually on the common stock in amounts representing substantially all of the net investment income, if any, earned each year. Payments on the common stock will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the companies in which the Fund invests will not pay any dividends, and this, together with the Fund's relatively high expenses, means that the Fund is unlikely to have income or pay dividends. The Fund is not a suitable investment if you require regular dividend income.


         Substantially all of any taxable net gain realized on investments will be paid to common shareholders at least annually.

         The net asset value of each share that you own will be reduced by the amount of the distributions or dividends that you receive from that share.

AUTOMATIC REINVESTMENT PLAN

         The automatic reinvestment plan is available for any holder of the Fund's common stock who wishes to purchase additional shares using dividends and/or capital gain distributions paid by the Fund. You may elect to:

         o   reinvest both dividends and capital gain distributions;

         o   receive dividends in cash and reinvest capital gain distributions;
             or

         o   receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.


         Shares will be issued to you at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment. You are free to change your elections at any time by notifying SDC in writing. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.



                                      TAXES

         The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund will generally be exempt from federal income taxes on net investment income and capital gains distributed to shareholders, as long as at least 90% of the Fund's investment income and net short-term capital gains are distributed to shareholders each year.

         Dividends from net investment income and distributions from net short-term capital gain are taxable as ordinary income and, to the extent attributable to dividends received by the Fund from US corporations, may be eligible for a 70% dividends-received deduction for shareholders that are corporations. Distributions from net capital gain are taxable as long-term capital gain, regardless of how long shares in the Fund have been held by the shareholder, and are not eligible for the dividends-received deduction. The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares.

         When you sell Fund shares or have shares repurchased by the Fund, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

         The Fund does not intend to operate so as to be permitted to "pass-through" to its shareholders credit for foreign taxes if any, payable by the Fund.

         Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.


                           HOW TO PURCHASE FUND SHARES

INITIAL OFFERING


         The Fund is party to a Distribution Agreement with Seligman Advisors, Inc., its principal underwriter. The Fund is initially offering its shares through a group of brokers and dealers selected by Seligman Advisors. In the initial offering the Fund will not raise more than $500 million. Shares of common stock are offered at $24.25 per share plus a sales charge of up to $0.75 per share payable to the selected broker or dealer who arranges for the sale. The maximum offering price is $25.00 per share. Reductions in the sales charge are available depending upon the amount of you purchase:

                                          SALES CHARGE     TOTAL OFFERING PRICE
    AMOUNT OF PURCHASE                     PER SHARE              PER SHARE

    Under $500,000                          $0.75                 $25.00
    $500,000 but less than $1 million        0.50                  24.75
    $1 million or more                       0.25                  24.50

Seligman will pay an additional sales commission from its own resources to each selected broker or dealer equal to $0.25 for each share sold by such selected broker or dealer. In addition, the Fund will pay each selected broker or dealer that is not affiliated with the Fund or Seligman a shareholder servicing fee at an annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of such broker or dealer, as described below.

         Seligman has retained PaineWebber Incorporated to provide it with advice in connection with the structuring and marketing of the initial offering. Seligman will pay PaineWebber Incorporated a structuring and marketing fee equal to $0.25 per share in respect of shares purchased in the initial offering. PaineWebber Incorporated is also participating in the initial offering and will be paid the sales commissions described above on shares sold by it in the initial offering.

CONTINUOUS OFFERING

         If the Fund raises less than $500 million in the initial offering, then, not less than 30 days after the closing of the initial offering, the Fund may commence a continuous offering of its shares through selected brokers and dealers at a price equal to their net asset value plus a maximum sales charge of 3%. Any such continuous offering, if commenced, may be discontinued when the Fund's total assets reach $500 million, and may be discontinued at any time. The Fund may commence other continuous offerings from time to time in the future. Any such continuous offering, if commenced, may be discontinued at any time without notice. During any continuous offering of the Fund's shares, shares of the Fund may be purchased only from selected brokers and dealers.

         During any continuous offering, the Fund's shares will be offered at a price equal to the net asset value per share plus a maximum sales charge of 3%. Reductions in the sales charge will be available as described above under "Initial Offering." Seligman will pay an additional sales commission to such selected brokers and dealers equal to 1% of the net asset value of each share sold. The price will be determined based upon the net asset value next calculated after Seligman Advisors accepts your request. Purchase orders received by a selected broker or dealer by the close of regular business on the New York Stock Exchange, currently 4:00 p.m., New York time, including orders received after the close of regular business on the previous day, and accepted by Seligman Advisors before 5:00 p.m., New York time, on the same day will be executed at the net asset value per share calculated as of the close of business on the NYSE on that day. If your purchase order is received after the times indicated above, your order will be executed at the net asset value per share calculated as of the close of business on the NYSE the next business day.

SHAREHOLDER SERVICING FEE

         The Fund may pay selected brokers and dealers that are not affiliates of the Fund or Seligman a shareholder servicing fee to compensate them for providing shareholder services and the maintenance of accounts. These services include providing information and responding to shareholder questions about the structure of the Fund, the availability of shares in any continuous offering, and repurchase offers. The shareholder service fee is payable quarterly at an annual rate of 0.50% of the value of the outstanding shares owned by customers of such broker or dealer. This fee is accrued daily as an expense of the Fund.

OPENING AN ACCOUNT WITH THE FUND

         To make an investment in the Fund, contact your financial advisor. Accounts may be opened only through selected brokers and dealers. Shares are not available in certificated form.

         The required minimum initial investment in the Fund is $10,000. Additional investments during a continuous offering, if any, must be at least $1,000.

SALES AT NET ASSET VALUE

         The following persons are eligible to purchase shares of the Fund at net asset value, without payment of the front-end sales charge: directors of the Fund and directors/trustees of other funds managed by Seligman; employees of Seligman, its subsidiaries and Seligman Data Corp.; employees of selected brokers and dealers that offer the Fund; and those partners and employees of outside legal counsel to the Fund or its directors who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors. Such persons are not required to hold their shares through a selected broker or dealer.



                               GENERAL INFORMATION

DESCRIPTION OF THE FUND

         The Fund is registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company. The Fund was incorporated under the laws of the State of Maryland on May 19, 1999 and has no operating history. The Fund's office is located at 100 Park Avenue, New York, New York 10017 and its telephone number is (212) 850-1864. Investment advisory services are provided to the Fund by J. & W. Seligman & Co. Incorporated. The Fund acts as its own transfer agent.

CONFLICTS OF INTEREST

         It is expected that the Fund will have transactions in the ordinary course of business with firms and companies of which one or more directors and officers is a director and/or officer of the Fund.

                            TABLE OF CONTENTS OF SAI

Additional Investment Policies.....................................      B-2
Directors and Officers.............................................      B-6
Investment Advisory and Other Services.............................      B-9
Experts............................................................      B-9
Custodian, Stockholder Service Agent and Dividend Paying Agent.....      B-10
Principal Underwriter Following Initial Public Offering............      B-10
Brokerage Commissions..............................................      B-10
Appendix A

UNTIL o, 1999 (25 CALENDAR DAYS                    --------------------
AFTER THE COMMENCEMENT OF THE
OFFERING), ALL DEALERS EFFECTING
TRANSACTIONS IN THESE SECURITIES,
WHETHER OR NOT PARTICIPATING IN
THIS OFFERING, MAY BE REQUIRED TO
DELIVER A PROSPECTUS. THIS DELIVERY                     SELIGMAN
REQUIREMENT IS IN ADDITION TO THE              NEW TECHNOLOGIES FUND, INC.
DEALERS' OBLIGATION TO DELIVER A
PROSPECTUS WHEN ACTING AS
UNDERWRITERS AND WITH RESPECT TO
THEIR UNSOLD ALLOTMENTS OR
SUBSCRIPTIONS.                                     --------------------



              SELIGMAN
    NEW TECHNOLOGIES FUND, INC.                     A MANAGEMENT TYPE
          100 Park Avenue                      NON-DIVERSIFIED, CLOSED-END
      New York, New York 10017                      INVESTMENT COMPANY


         INVESTMENT MANAGER
       J. & W. Seligman & Co.                      --------------------
            Incorporated
          100 Park Avenue
      New York, New York 10017

                                                       COMMON STOCK
     SHAREHOLDER SERVICE AGENT                      ($0.01 PAR VALUE)
        Seligman Data Corp.
          100 Park Avenue
      New York, New York 10017
                                                   --------------------

   PORTFOLIO SECURITIES CUSTODIAN
 Investors Fiduciary Trust Company
          801 Pennsylvania
    Kansas City, Missouri 64105


          GENERAL COUNSEL
        Sullivan & Cromwell                             PROSPECTUS
          125 Broad Street
      New York, New York 10004                           o , 1999

                      SELIGMAN NEW TECHNOLOGIES FUND, INC.

                                   |X| , 1999

                       STATEMENT OF ADDITIONAL INFORMATION

                                 100 Park Avenue
                            New York, New York 10017


         THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. THIS SAI RELATES TO AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF SELIGMAN NEW TECHNOLOGIES FUND, INC. (THE "FUND"), DATED |X| , 1999. A COPY OF THE PROSPECTUS MAY BE OBTAINED BY CONTACTING THE FUND AT THE TELEPHONE NUMBERS OR ADDRESS SET FORTH ABOVE.

         THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                                TABLE OF CONTENTS


Additional Investment Policies........................................B-2
Directors and Officers................................................B-6
Investment Advisory and Other Services................................B-9
Experts...............................................................B-9
Custodian, Stockholder Service Agent and Dividend Paying Agent.......B-10
Principal Underwriter Following Initial Public Offering..............B-10
Brokerage Commissions................................................B-10
Appendix A

                         ADDITIONAL INVESTMENT POLICIES

         The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with the Fund's investment strategies, are set forth in the Prospectus. Certain additional investment information is set forth below.

FUNDAMENTAL POLICIES

         The Fund's stated fundamental policies, which may not be changed without a vote of stockholders, are listed below; within the limits of these fundamental policies, the management has reserved freedom of action. The Fund:

         (1) May not issue senior securities such as bonds, notes or other evidences of indebtedness, or otherwise borrow money, or issue preferred stock unless, immediately after issuance, the net assets of the Fund provide asset coverage (as defined in the 1940 Act) of at least 300% with respect to indebtedness and at least 200% with respect to preferred stock.

         (2) May not engage in the business of underwriting securities, except to the extent it may be deemed to be engaged in such business by disposing of portfolio securities.

         (3) May not, with limited exceptions, purchase and sell real estate directly, but may do so through majority-owned subsidiaries, so long as its real estate investments do not exceed 10% of the value of the Fund's total assets.

         (4) May not lend portfolio securities to broker/dealers or other institutions, unless the Fund's investment advisor, J. & W. Seligman & Co. Incorporated ("Seligman") believes such loans will be beneficial to the Fund. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. Moreover, all such loans taken together cannot exceed 10% of the value of total assets of the Fund. The Fund may make loans represented by repurchase agreements, so long as such loans do not exceed 10% of the value of total assets of the Fund.

         (5)  With respect to its share repurchases:


                        o the Fund will make share repurchase offers every three months (except under the circumstances described on page B-6), commencing December 1999, pursuant to Rule 23c-3 under the 1940 Act, as it may be amended from time to time;
                        o 5% of the Fund's outstanding common stock will be subject to the repurchase offer, unless the board of directors establishes a different percentage, which must be between 5% and 25%;
                        o the repurchase request due dates will be the second Wednesday of each January, April, July and October (or the next business day if that day is a holiday); and
                        o there will be a maximum 14 day period between the due date for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.

         (6) May not invest more than 25% of its total assets in any one industry, except that the Fund will invest at least 25% of the value of its total assets in securities of companies considered by the Fund's investment manager to rely significantly on technological events or advances in their product development or operations, except when investing for temporary defensive purposes.

         (7) May purchase or sell commodities and commodity contracts (including stock index, currency and other financial futures contracts).

                            OTHER OPERATING POLICIES

            Lending of Portfolio Securities. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Fund will generally be short-term. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

            Foreign Securities. The Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest either directly or through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs") (collectively, "depositary receipts") in other securities of foreign issuers. For a discussion of the risks associated with investments in foreign securities, see "Risk Factors - Foreign Securities" in the Prospectus.

            Depositary receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs, which are traded in dollars on US exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. EDRs are typically traded in Europe. GDRs are typically traded in both Europe and the United States. Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a depositary receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored depositary receipt programs are generally similar, the issuers of securities represented by unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. The Fund may invest up to 25% of its total assets in foreign securities that it holds directly (which limitation may be changed without a shareholder vote), but this 25% limit does not apply to foreign securities held through depositary receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks.

            Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the Fund's assets to be invested within various countries is not known.

            Foreign Currency Transactions. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. The Fund will generally enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the U.S. dollar value of securities it owns.

            The Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case the contract would approximate the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Fund. Under extraordinary circumstances, the Manager may enter into forward currency contracts in excess of 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market involvement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit up to the entire value of its assets which are denominated in foreign currencies to the consummation of these contracts. Seligman will consider the effect a substantial commitment of the Fund's assets to forward contracts would have on the investment program of the Fund and its ability to purchase additional securities.

            Except as set forth above and immediately below, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, Seligman believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

            At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

            As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

            If the Fund retains the portfolio security and engages in offsetting transactions, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

            The Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by Seligman. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

            Stockholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

            Repurchase Agreements. The Fund may enter into repurchase agreements with commercial banks and broker/dealers as a short-term cash management tool. A repurchase agreement is an agreement under which the Fund acquires a security, generally a US Government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time the Fund holds the security and is unrelated to the interest rate on the security. The Fund's repurchase agreements will at all times be fully collateralized.

            Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, a decline in value of the underlying securities and a loss of interest. Repurchase agreements are typically entered into for periods of one week or less. As a matter of fundamental policy, the Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be so invested.

            Illiquid Securities. The Fund may invest in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act. There is no limit to the percentage of the Fund's net assets that may be invested in illiquid securities, but Seligman does not expect that illiquid securities will ordinarily exceed 50% of the Fund's net assets.

            Rights and Warrants. The Fund may invest in common stock rights and warrants believed by the investment manager to provide capital appreciation opportunities. Common stock rights and warrants may be purchased separately or may be received as part of a unit or attached to securities purchased.

         Put Options. The Fund may purchase put options on portfolio securities in an attempt to provide a hedge against a decrease in the market price of an underlying security held by the Fund. The Fund will not purchase options for speculative purposes.

            Purchasing a put option gives the Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. This hedge protection is provided during the life of the put option since the Fund, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by the transaction costs.

            Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, the Fund would let the option expire resulting in a reduced profit on the underlying security equal to the cost of the put option premium and transaction costs.

            When the Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. The cost of the put option is limited to the premium plus commission paid. The Fund's maximum financial exposure will be limited to these costs.

            The Fund may purchase both listed and over-the-counter put options. The Fund will be exposed to the risk of counterparty nonperformance in the case of over-the-counter put options.

            Put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to purchase options even when they are available. The Fund's ability to engage in option transactions may be limited by tax considerations.

         Debt Securities. The Fund does not plan to invest more than 10% of its net assets in debt securities which are not rated within the four highest rating categories by Standard & Poor's Rating Services Inc. or Moody's Investors Services, Inc.

            Temporary Defensive Position. In an attempt to respond to adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. The Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

            Share Repurchases. The Fund may not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the directors, including a majority of the disinterested directors, and only:

            o If the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

            o For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

            o For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

            o For such other periods as the SEC may by order permit for the protection of securityholders of the Fund.


                             DIRECTORS AND OFFICERS

            A listing of the directors and officers of the Fund and their business experience for the past five years follows. An asterisk (*) indicates directors who are "interested persons" of the Fund (as defined by the Investment Company Act of 1940 (the "1940 Act")). Unless otherwise noted, the address of each director and officer is 100 Park Avenue, New York, NY 10017.


WILLIAM C. MORRIS*             Director, Chairman of the Board, Chief Executive
                  (61)         Officer and Chairman of the Executive Committee

                               Chairman, J. & W. Seligman & Co. Incorporated; Chairman and Chief Executive Officer, the Seligman Group of investment companies; Chairman, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc., ceramic proppants for oil and gas industry; and Director, Seligman Data Corp. and Kerr-McGee Corporation, diversified energy company. Formerly, Director, Daniel Industries Inc., manufacturer of oil and gas metering equipment.

BRIAN T. ZINO*                 Director, President and Member of the Executive
                  (46)         Committee

                               Director and President, J. & W. Seligman & Co. Incorporated; President (with the exception of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.) and Director or Trustee, the Seligman Group of investment companies; Chairman, Seligman Data Corp.; Member of the Board of Governors, the Investment Company Institute and Director, ICI Mutual Insurance Company, Seligman Advisors, Inc., and Seligman Services, Inc.

RICHARD R. SCHMALTZ*           Director and Member of the Executive Committee
                  (58)         Director and Managing Director, Director of
                               Investments, J. & W. Seligman & Co. Incorporated;
                               Director or Trustee, the Seligman Group of investment companies (except Seligman Cash
                               Management Fund, Inc.); Director, Seligman
                               Henderson Co.; and Trustee Emeritus of Colby
                               College. Formerly, Director, Investment Research at Neuberger & Berman from May 1993 to September
                               1996.

PAUL H. WICK                   Vice President and Portfolio Manager
                  (35)
                               Director and Managing Director, J. & W. Seligman
                               & Co. Incorporated since January 1995 and
                               November 1997, respectively; Vice President and
                               Portfolio Manager, three open-end companies in the Seligman Group of investment companies;
                               Portfolio Manager, Henderson Investment
                               Management Limited. He joined J. & W. Seligman &
                               Co. Incorporated in 1987 as an Associate,
                               Investment Research. Formerly, Vice President,
                               Investment Officer, J. & W. Seligman & Co.
                               Incorporated from April 1993 to November 1997.

STORM BOSWICK                  Vice President and Portfolio Manager
                    (30)
                               Managing Director, J. & W. Seligman & Co.
                               Incorporated since January 1999. He joined J. &
                               W. Seligman & Co. Incorporated in June 1996 as an
                               Associate, Investment Research. Formerly, Vice
                               President, Investment Officer of J. & W. Seligman
                               & Co. Incorporated from January 1997 to December
                               1998; and Financial Analyst, Investment Research,
                               Goldman, Sachs & Co. from February 1994 to May
                               1996.

LAWRENCE P. VOGEL              Vice President
                  (42)
                               Senior Vice President, Finance, J. & W. Seligman
                               & Co. Incorporated, Seligman Advisors, Inc., and
                               Seligman Data Corp.; Vice President, the Seligman
                               Group of investment companies and Seligman
                               Services, Inc.; Vice President and Treasurer,
                               Seligman International, Inc.; and Treasurer,
                               Seligman Henderson Co.

FRANK J. NASTA                 Secretary
                  (34)
                               General Counsel, Senior Vice President, Law and
                               Regulation, and Corporate Secretary, J. & W.
                               Seligman & Co. Incorporated; Secretary, the
                               Seligman Group of investment companies; and Corporate Secretary, Seligman Advisors, Inc.,
                               Seligman Henderson Co., Seligman Services, Inc.,
                               Seligman International, Inc. and Seligman Data
                               Corp.

THOMAS G. ROSE                 Treasurer
                  (41)
                               Treasurer, the Seligman Group of investment companies and Seligman Data Corp.


                                  COMPENSATION

--------------------------------------------------------------------------------
NAME AND POSITION    AGGREGATE           PENSION OR           TOTAL COMPENSATION
WITH FUND            COMPENSATION FROM   RETIREMENT BENEFITS  RECEIVED FROM FUND
                     FUND (1)            ACCRUED AS PART OF   AND FUND COMPLEX
                                         FUND EXPENSES        (1)(2)
--------------------------------------------------------------------------------
William C. Morris,   N/A                 N/A                  N/A
Director and
Chairman
--------------------------------------------------------------------------------
Brian T. Zino,       N/A                 N/A                  N/A
Director and
President
--------------------------------------------------------------------------------
Richard R. Schmaltz, N/A                 N/A                  N/A
Director

----------
(1) Based on remuneration expected to be paid to the Directors of the Fund for the fiscal year ended December 31, 1999.

(2) The Seligman Group of Investment Companies consists of nineteen investment companies.


      The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest is accrued on the deferred balances. The annual cost of such fees and interest is included in the director's fees and expenses and the accumulated balance thereof is included in "Liabilities" in the Fund's financial statements. The Fund has applied for and received exemptive relief that would permit a director who has elected deferral of his or her fees to choose a rate of return equal to either
(i) the interest rate on short-term Treasury bills, or (ii) the rate of return on the shares of any of the investment companies advised by the Manager, as designated by the director. The Fund may, but is not obligated to, purchase shares of such investment companies to hedge its obligations in connection with this deferral arrangement.

      Directors and officers of the Fund are also directors, trustees and officers of some or all of the other investment companies in the Seligman Group.

      The Executive Committee of the board of directors has the power to (a) determine the value of securities and assets owned by the Fund, (b) elect or appoint officers of the Fund to serve until the next meeting of the Directors succeeding such action and (c) determine the price at which shares of Common Stock of the Fund shall be issued and sold. All action taken by the Executive Committee is recorded and reported to the board of directors at their meeting succeeding such action. The members of the Executive Committee consist of Mr. William C. Morris, Chairman, Richard R. Schmaltz, and Brian T. Zino, President.


                     INVESTMENT ADVISORY AND OTHER SERVICES

            Subject to the control of the Fund's board of directors, J. & W. Seligman & Co. Incorporated ("Seligman") manages the investment of the assets of the Fund and administers its business and other affairs pursuant to a Management Agreement approved by the board of directors and the stockholders of the Corporation. Seligman also serves as investment adviser to eighteen other U.S. registered investment companies which, together with the Fund, make up the "Seligman Group". There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of Seligman and the Fund, regularly advise the Fund with respect to its investments.

            Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris, Chairman and C.E.O. of Seligman and Chairman of the Board and C.E.O. of the Fund, and a simultaneous recapitalization of Seligman occurred. See Appendix A for information regarding the history of Seligman.

            All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

            The Fund pays Seligman a management fee for its services, calculated daily and payable monthly, equal to 2.00% of the daily net assets of the Fund.

            As part of its services to the Fund, Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for the operations of the Fund. Seligman also provides senior management for Seligman Data Corp., an affiliate of the Fund and certain other investment companies in the Seligman Group. Seligman pays all of the compensation of the directors of the Fund who are employees or consultants of Seligman and its affiliates, of the officers and employees of the Fund and of certain executive officers of Seligman Data Corp.


                                     EXPERTS

            ___________________________ acts as independent auditors for the Fund and in such capacity will audit the Fund's annual and semi-annual financial statements and financial highlights.


                    CUSTODIAN, STOCKHOLDER SERVICE AGENT AND
                              DIVIDEND PAYING AGENT

            Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian to the Fund. It also maintains, under the general supervision of Seligman, the Fund's accounting records and is responsible for the determination of the net asset value of the Fund.

            Seligman Data Corp., an affiliate of both Seligman and the Fund, acts as the stockholder service agent and dividend paying agent of the Fund, and performs, at cost, certain recordkeeping functions for the Fund. In other words, Seligman Data Corp. maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.


             PRINCIPAL UNDERWRITER FOLLOWING INITIAL PUBLIC OFFERING

            Seligman Advisors, Inc., an affiliate of both Seligman and the Fund, located at 100 Park Avenue, New York, New York 10017, will act as general distributor of the shares of the Fund during any continuous offering of the Fund's shares following the initial public offering.


                              BROKERAGE COMMISSIONS

            Seligman will seek the most favorable price and execution in the purchase and sale of portfolio securities of the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each.

There may be possible advantages or disadvantages to such transactions with respect to price or the size of positions readily obtainable or saleable.

            In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

            The Fund does not plan to execute any portfolio transactions with, and therefore will not pay any commissions to, any broker affiliated, directly or indirectly, with either the Fund, Seligman, or Seligman Advisors, Inc.

            Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to the Fund. In addition, Seligman is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis, although the use of such brokers may result in a higher brokerage charge to the Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution, and although such research and analysis may be useful to Seligman in connection with its services to clients other than the Fund.

                                   APPENDIX A

            Established in 1864, J. & W. Seligman's more than 130 years of providing financial services have been marked not by fanfare, but rather by a quiet and firm adherence to managing investments and giving prudent financial advice. Seligman is proud of its distinctive past and traditional values, which continue to shape its business decisions and investment judgment.

            Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. Nearly 30 years later, in 1864, after achieving success as international bankers, the Seligmans established the investment firm of J. & W. Seligman & Co.

            In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. It helped finance the westward path of the railroads and the building of the Panama Canal. In the late 1800s, and early 1900s, the firm was instrumental in financing the fledgling American automobile and steel industries.


            Throughout the first quarter of this century, Seligman participated in hundreds of successful underwritings, including those for some of the country's most important companies: United Artists Theatre Circuit, Dodge Brothers, General Motors, Victor Talking Machine, Minneapolis-Honeywell Regulator, and Maytag, to name just a few. In 1929, Seligman organized its first investment company, Tri-Continental Corporation, today the nation's largest, diversified, publicly traded, closed-end investment company, with more than $ |X| billion in assets as of June 30, 1999. In the following year, the firm began managing its first mutual fund, Broad Street Investing Co. Inc., now known as Seligman Common Stock Fund.


            Today, Seligman manages institutional accounts - including some of the nation's largest public funds, endowments, and foundations and offers individual investors a full range of investment products. The Seligman Group of Funds includes more than 50 investment portfolios, several closed-end municipal bond funds that trade on the New York Stock Exchange, and a range of offshore investment funds available for non-US residents.

PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   1.    Financial Statements:

         Part A:  Financial Highlights (not applicable)

         Part B:  Financial Statements (to be filed by amendment)

   2. Exhibits: (Exhibits marked with an asterisk (*) will be filed by amendment.)

   a.    Charter of Registrant.


   b.    By-laws of Registrant.


   e.    Registrant's Automatic Reinvestment Plan.*

   g. Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated.*

   h.    Underwriting Agreement.*

   i.    Deferred Compensation Plan for Directors.*

   j. Form of Custodian Agreement between Registrant and Investors Fiduciary Trust Company.*

   l.    Opinion and Consent of Counsel.*

   n.    Consent of Independent Auditors.*

   o.    Agreement with respect to seed capital.*

   r. Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.*

Item 25.  Marketing Arrangements: Not Applicable

Item 26.  Other Expenses of Issuance and Distribution:


                    Registration fees                  $
                    Legal fees
                    Accounting fees
                    Miscellaneous (mailing, etc.)

Item 27.  Persons Controlled by or Under Common Control with Registrant:  None.

Item 28.  Number of Holders of Securities


                        As of June 22, 1999:



            Title of Class              Number of Recordholders
            Common Stock                         0


Item 29.  Indemnification:


          Reference is made to the provisions of Article VIII of Registrant's Charter and Article VII of Registrant's By-laws, each filed as an exhibit to this Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Business and Other Connections of Investment Adviser:

          J. & W. Seligman & Co. Incorporated, a Delaware corporation, is the Registrant's investment manager. Seligman also serves as investment manager to eighteen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Tri-Continental Corporation and Seligman Value Fund Series, Inc.

          The Manager has an advisory service division which provides investment management or advice to private clients. The list required by this
          Item 30 of officers and directors of the Manager together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, in incorporated by reference to Schedules A and D of Form ADV, filed by the Manager, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798) which was filed on March 31, 1999.

Item 31.  Location of Accounts and Records:

      Custodian:  Investors Fiduciary Trust Company
                  801 Pennsylvania
                  Kansas City, Missouri  64105

                        AND

                  Seligman New Technologies Fund, Inc.
                  100 Park Avenue
                  New York, New York  10017

Item 32.  Management Services:  Not Applicable

Item 33.  Undertakings:

     I. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement.

     II.  The Registrant undertakes:

          (a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

               (1) to include any prospectus required by Section 10(a)(3) of the 1933 Act;

               (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

               (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

          (b) that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

          (c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

     III. The undersigned registrant hereby undertakes that:

          (a) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant pursuant to Rule 424(b)(1) or (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

          (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     IV. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, its duly authorized representative, in the City of New York, State of New York, on the 22nd day of June, 1999.


                                            SELIGMAN NEW TECHNOLOGIES FUND, INC.


                                            By:  /s/ WILLIAM C. MORRIS
                                               --------------------------------
                                                     William C. Morris
                                                   Chairman of the Board



        Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons, in the capacities indicated on June 22, 1999.



             NAME                                  TITLE


 /s/ WILLIAM C. MORRIS    Chairman of the Board (Principal executive officer and
-----------------------   Director)
  (William C. Morris)


/s/ BRIAN T. ZINO         President and Director
-----------------------
    (Brian T. Zino)


/s/ RICHARD R. SCHMALTZ   Director
-----------------------
 (Richard R. Schmaltz)


/s/ THOMAS G. ROSE        Treasurer (Principal financial and accounting officer)
-----------------------
   (Thomas G. Rose)

                                  EXHIBIT INDEX


                                                               SEQUENTIAL
EXHIBIT                                                          PAGE
NUMBER                                      DESCRIPTION         NUMBER

      a.          Certificate of Incorporation


      b.          By-laws